Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2022	2,983	1,864	332	5,179
Additions	245	21	—	266
Effects of foreign exchange	40	22	7	69
Balance – June 30, 2023	3,268	1,907	339	5,514

Accumulated depreciation
Balance – December 31, 2022	1,493	979	83	2,555
Depreciation	409	162	6	577
Effects of foreign exchange	27	13	3	43
Balance – June 30, 2023	1,929	1,154	92	3,175

Carrying value
Balance – December 31, 2022	1,490	885	249	2,624
Balance – June 30, 2023	1,339	753	247	2,339